Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes
Summary of deferred tax asset and liability

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2024	Dec 31, 2023
Deferred tax assets:
Non-capital losses	516,947	632,870
Derivative contracts	20,685	(89,619)
Other	(30)	(437)
Stock based compensation	7,018	6,757
Asset retirement obligations	90,941	77,292
Capital assets	(448,180)	(447,463)
Unrealized foreign exchange	10,333	2,651
Deferred tax assets	197,714	182,051
Deferred tax liabilities:
Derivative contracts	—	—
Asset retirement obligations	112,790	105,147
Capital assets	252,425	279,889
Stock based compensation	—	—
Other	230	6,275
Unrealized foreign exchange	—	—
Non-capital losses	(649)	(10,341)
Deferred tax liabilities	364,796	380,970

Summary of reconciliation of accounting profit multiplied by applicable tax rates

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Loss before income taxes	(6,586)	(278,282)
Canadian corporate tax rate	24.41%	24.35%
Expected tax recovery	(1,608)	(67,762)
(Decrease) increase in taxes resulting from:
Petroleum resource rent tax (PRRT) rate differential (1)	5,468	(14,177)
Foreign tax rate differentials (2) (3)	19,657	33,404
Equity based compensation expense	(3,542)	(1,914)
Amended returns and changes to estimated tax pools and tax positions	4,597	(7,664)
Statutory rate changes and the estimated reversal rates on temporary differences (3)	—	(17,474)
Derecognition of deferred tax assets	29,433	202,216
Non-taxable amounts related to business combination	—	(172,692)
Windfall tax (recovery) expense (3)	(9,074)	78,426
Other non-deductible items	(4,778)	(73,058)
Provision for income tax expense (recovery)	40,153	(40,695)
(1)	In Australia, current taxes include both corporate income tax rates and PRRT. For both 2024 and 2023, corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(2)	The applicable tax rates for 2024 were: 25.8% in France, 50.0% in the Netherlands, 31.1% in Germany, 25.0% in Ireland, and 21.0% in the United States (2023: 25.8% in France, 50.0% in the Netherlands, 31.2% in Germany, 25.0% in Ireland, and 21.0% in the United States).
(3)	On October 6, 2022 the Council of the European Union adopted a regulation that implemented a temporary windfall tax on the profits of oil and gas producers resident in the European Union. This windfall tax was referred to as a temporary solidarity contribution and was calculated on the amount by which the taxable profits for the elected years exceeded the greater of zero and 120% of the average taxable profits for the 2018 to 2021 period. The regulation required Member States to implement the temporary solidarity contribution at a minimum rate of 33% while providing Member States with the option to apply the temporary solidarity contribution to fiscal years beginning on or after January 1, 2022, January 1, 2023, or both. The temporary solidarity contribution does not apply to 2024 or later years and is considered a tax pursuant to IAS 12 “Income Taxes”.

Summary of temporary solidarity contribution

Jurisdiction	2024	2023
France	N/A	N/A
Netherlands (1)	N/A	N/A
Germany	N/A	33.0%
Ireland	N/A	75.0%
(1)	For 2023 and 2024, Netherlands has implemented a windfall royalty which, for natural gas sales, is calculated as 65% of the excess of the realized price for a subject year versus the threshold price of €0.50/Nm3 (€13.40/mcf). This royalty is deductible against current income taxes.